Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 3,638	€ 4,907	€ 4,619
Short-term deposits	1,576	2,214	2,518
Money market investments	1,675	1,247	5,116
Short-term collateral		4	11
At December 31	6,889	8,372	12,263
Cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions	5,776	9,208	7,166
Income from securities lending programs	€ 3	€ 9	€ 6
Weighted effective interest rate on short-term deposits	(0.72%)	(0.64%)	(0.38%)
Average maturity on short-term deposits	16 days	10 days	19 days